Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.9% (100.0% of Total Investments)
X 234,768,662 MUNICIPAL BONDS - 163.9%  (100.0% of Total Investments)
X 234,768,662
Education and Civic Organizations - 31.8% (19.4% of Total Investments)
$ 2,175 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 2,227,004
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 1,535,910
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2015D, 5.000%, 7/01/41
7/25 at 100.00 AA 1,535,910
2,030 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2020B, 4.000%, 7/01/47
7/30 at 100.00 AA 1,984,163
2,515 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 2,534,818
515 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 510,643
525 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 534,891
250 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 227,218
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
1,700 5.000%, 7/01/37 7/27 at 100.00 AA- 1,757,596
1,645 5.000%, 7/01/47 7/27 at 100.00 AA- 1,675,992
380 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 345,371
240 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.250%, 11/01/50, 144A
11/27 at 100.00 N/R 196,987
420 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/41, 144A
12/29 at 100.00 BB 333,997
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/48, 144A
9/27 at 100.00 BB+ 330,885
190 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB+ 186,162
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018A:
615 5.000%, 7/01/38 1/28 at 100.00 AA- 626,833
1,000 5.000%, 7/01/48 1/28 at 100.00 AA- 1,005,200
455 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 461,042
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 1,032,740
140 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 128,122

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A:
$ 1,645 4.000%, 10/01/39 10/29 at 100.00 BBB $ 1,490,831
1,080 4.000%, 10/01/49 10/29 at 100.00 BBB 924,242
1,500 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 N/R 1,525,260
Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success
Project, Refunding Series 2019:
360 4.000%, 7/01/31 7/29 at 100.00 BBB 350,557
340 4.000%, 7/01/33 7/29 at 100.00 BBB 328,243
195 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 BB 147,902
355 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 366,353
490 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 497,909
1,715 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/50
1/30 at 100.00 AA- 1,758,767
700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+ 568,820
870 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 811,179
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School
Projects, Series 2016:
520 5.000%, 7/01/36 7/26 at 100.00 Baa3 527,342
300 5.000%, 7/01/47 7/26 at 100.00 Baa3 300,849
2,500 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
5.000%, 7/01/47
1/30 at 100.00 A2 2,621,425
2,095 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 2,174,820
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
1,155 5.000%, 6/01/40 6/24 at 100.00 A+ 1,161,583
70 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 64,000
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB 798,208
500 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
6.750%, 7/01/44, 144A
7/24 at 100.00 BB+ 505,655
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
315 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ 310,218
300 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 270,657
650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 601,107
1,110 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 930,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
$ 160 3.250%, 7/01/25 No Opt. Call BBB- $ 155,754
400 5.000%, 7/01/35 7/25 at 100.00 BBB- 406,560
900 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
4.125%, 7/01/38
7/28 at 100.00 AA- 871,047
1,995 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 2,067,039
500 Pima County Community College District, Arizona, Revenue Bonds, Series
2019, 5.000%, 7/01/36
7/28 at 100.00 Aa3 539,145
200 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 N/R 203,010
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
120 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 111,401
680 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 594,891
200 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 197,934
35 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 35,131
115 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 117,514
500 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 482,980
730 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/35 - BAM Insured
7/26 at 100.00 AA 759,667
780 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 787,862
Total Education and Civic Organizations 45,538,136
Health Care - 21.9% (13.4% of Total Investments)
Arizona Health Facilities Authority, Revenue Bonds,
Scottsdale Lincoln Hospitals Project, Refunding Series
2014A:
3,005 5.000%, 12/01/39 12/24 at 100.00 A+ 3,047,100
2,860 5.000%, 12/01/42 12/24 at 100.00 A+ 2,885,025
110 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series
2020A, 4.000%, 9/01/40
9/30 at 100.00 A1 103,150
4,975 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 AA- 4,507,947
1,250 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A+ 1,275,938
3,275 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A+ 2,947,205
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,250 5.000%, 1/01/32 1/27 at 100.00 AA- 1,315,275
1,000 5.000%, 1/01/35 1/27 at 100.00 AA- 1,049,220
2,000 5.000%, 1/01/38 1/27 at 100.00 AA- 2,073,520
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A:
2,700 4.000%, 1/01/41 1/28 at 100.00 AA- 2,614,140
2,000 5.000%, 1/01/41 1/28 at 100.00 AA- 2,074,520

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- $ 956,920
2,250 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 A 1,570,590
1,025 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 1,058,118
1,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 1,001,350
2,100 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2019, 4.000%,
8/01/43
8/29 at 100.00 A+ 1,914,549
1,000 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 1,017,730
Total Health Care 31,412,297
Housing/Multifamily - 1.3% (0.8% of Total Investments)
1,250 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 4.000%, 6/01/44 - BAM Insured
6/29 at 100.00 AA 1,202,650
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 176,110
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 N/R 432,550
Total Housing/Multifamily 1,811,310
Long-Term Care - 3.8% (2.3% of Total Investments)
585 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 432,198
Glendale Industrial Development Authority, Arizona, Senior
Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata
Pointe Project, Series 2020A:
1,000 5.000%, 5/15/41 5/26 at 103.00 BBB- 906,270
1,000 5.000%, 5/15/56 5/26 at 103.00 BBB- 831,090
1,825 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 1,411,364
1,435 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/38
12/29 at 102.00 N/R 1,148,014
1,080 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A
10/27 at 100.00 N/R 674,179
Total Long-Term Care 5,403,115
Tax Obligation/General - 17.7% (10.8% of Total Investments)
575 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/35 - BAM Insured
7/27 at 100.00 AA 607,200
2,105 Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/01/45
7/30 at 100.00 AA 2,059,848
1,045 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/34
7/31 at 100.00 Aa3 1,105,777
2,315 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aaa 2,493,232
630 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aaa 666,017

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,500 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/36
7/28 at 100.00 Aa3 $ 1,610,175
1,350 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2018, 5.000%,
7/01/36
7/25 at 102.00 Aa1 1,412,289
1,275 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/33
7/27 at 100.00 AAA 1,364,926
Mohave County Union High School District 2 Colorado
River, Arizona, General Obligation Bonds, School
Improvement Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 A1 1,060,690
1,000 5.000%, 7/01/36 7/27 at 100.00 A1 1,058,340
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 730,255
2,000 Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D, 4.000%, 7/01/41
7/32 at 100.00 AAA 2,000,160
2,895 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 2,932,056
1,500 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement Project of 2014, Series 2017C,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 1,587,510
Pinal County School District 4 Casa Grande Elementary,
Arizona, General Obligation Bonds, School improvement
Project 2016, Series 2017A:
620 5.000%, 7/01/34 - BAM Insured 7/27 at 100.00 AA 655,687
1,000 5.000%, 7/01/35 - BAM Insured 7/27 at 100.00 AA 1,056,000
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,617,120
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
715 4.500%, 7/01/33 7/24 at 100.00 AA- 718,224
665 4.500%, 7/01/34 7/24 at 100.00 AA- 666,676
Total Tax Obligation/General 25,402,182
Tax Obligation/Limited - 43.2% (26.4% of Total Investments)
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 99,705
1,250 Arizona State Transportation Board, Highway Revenue Bonds, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA+ 1,311,588
275 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 279,164
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,025,150
1,215 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 1,040,526
123 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 94,597
1,210 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 1,210,738
1,810 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 1,913,279
2,445 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 4.375%, 7/15/43 - BAM Insured
7/27 at 100.00 AA 2,476,638
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 AA 650,468
484 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R 467,365

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 697 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R $ 640,104
2,280 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.750%, 7/01/45
7/30 at 100.00 N/R 1,682,914
1,035 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020, 3.500%, 7/15/44
7/30 at 100.00 N/R 737,531
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
105 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 111,403
1,145 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2,
Series 2023, 5.750%, 7/01/46
7/32 at 100.00 N/R 1,130,527
Festival Ranch Community Facilities District, Buckeye,
Arizona, General Obligation Bonds, Series 2012:
345 5.000%, 7/15/27 - BAM Insured 7/23 at 100.00 AA 345,352
1,085 5.000%, 7/15/31 7/23 at 100.00 AA 1,086,009
500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 499,105
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/37 - BAM Insured
7/27 at 100.00 AA 1,054,610
590 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 616,751
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 978,790
2,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2022, 5.000%, 7/15/42 - AGM Insured
7/32 at 100.00 AA 2,151,560
340 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 323,044
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
545 4.000%, 7/15/32 7/26 at 100.00 Aa2 556,979
415 Goodyear, Arizona, Community Facilities General District 1, Arizona,
General Obligation Refunding Bonds, Series 2013, 5.000%, 7/15/23
No Opt. Call Aa3 415,652
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 1,484,025
1,250 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 1,205,725
1,425 Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series
2013, 5.000%, 7/01/33
7/23 at 100.00 AA 1,426,083
615 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 606,845
200 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/31
7/26 at 100.00 BBB 209,272
385 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 404,854
400 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.350%, 7/15/31
7/23 at 100.00 N/R 319,896
1,625 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA 1,581,125
580 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38, (AMT)
7/23 at 100.00 AA+ 580,017
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 1,013,450
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 AA 1,510,560
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 961,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 9,520 0.000%, 7/01/46 7/28 at 41.38 N/R $ 2,572,685
2,440 5.000%, 7/01/58 7/28 at 100.00 N/R 2,337,373
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
540 4.000%, 8/01/34 8/26 at 100.00 AA+ 553,025
545 4.000%, 8/01/36 8/26 at 100.00 AA+ 554,341
1,740 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA+ 1,859,729
2,500 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/45
8/30 at 100.00 AA+ 2,459,675
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
1,400 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA 1,417,780
2,100 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 2,124,003
3,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2006, 5.000%, 7/01/24
No Opt. Call AAA 3,055,980
1,650 Sundance Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Refunding Series 2018, 5.000%, 7/15/39 - BAM
Insured
7/28 at 100.00 AA 1,773,337
3,000 Town of Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2022, 5.000%, 8/01/47
8/32 at 100.00 AA+ 3,286,350
325 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 3.250%, 7/15/25, 144A
7/23 at 100.00 N/R 324,652
4,240 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 4,221,556
1,160 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 AA 1,166,067
Total Tax Obligation/Limited 61,909,204
Transportation - 9.7% (5.9% of Total Investments)
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
910 5.000%, 7/01/40 7/25 at 100.00 Aa3 928,792
2,185 5.000%, 7/01/45 7/25 at 100.00 Aa3 2,222,079
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 Aa3 2,056,920
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Senior Lien Series 2013:
1,785 5.000%, 7/01/30, (AMT) 7/23 at 100.00 Aa2 1,786,892
2,215 5.000%, 7/01/32, (AMT) 7/23 at 100.00 Aa2 2,217,348
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A:
1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 Aa2 1,036,920
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa2 1,024,040
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2018, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 Aa2 1,544,625
1,045 Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/35
7/29 at 100.00 A 1,127,952
Total Transportation 13,945,568
U.S. Guaranteed - 4.6% (2.8% of Total Investments) (5)
1,200 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 1,210,680
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
550 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 593,549
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
55 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 56,536

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 545 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- $ 545,708
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
720 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 732,125
2,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 2,034,540
1,320 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 1,428,887
Total U.S. Guaranteed 6,602,025
Utilities - 29.9% (18.2% of Total Investments)
Carefree Utilities Community Facilities District, Arizona,
Water System Revenue Bonds, Series 2021:
255 4.000%, 7/01/41 7/31 at 100.00 A+ 249,153
650 4.000%, 7/01/46 7/31 at 100.00 A+ 606,521
655 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/36
1/26 at 100.00 AA+ 676,641
2,615 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call Aa3 3,026,052
1,250 Gilbert Water Resource Municipal Property Corporation, Arizona, Utility
System Revenue Bonds, Senior Lien Green Series 2022, 4.000%, 7/15/47
7/32 at 100.00 AAA 1,205,212
785 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 807,891
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 AA 836,692
665 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36
7/27 at 100.00 A- 680,667
1,100 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,123,287
1,125 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 1,151,708
8,750 Mesa, Arizona, Utility System Revenue Bonds, Series 2018, 5.000%,
7/01/42, (UB) (6)
7/28 at 100.00 Aa2 9,272,375
1,135 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AAA 1,154,965
1,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 AAA 993,440
695 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 718,936
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 992,970
1,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/36
6/25 at 100.00 AA+ 1,538,265
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 AA+ 2,750,275
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
4,500 5.500%, 12/01/29 No Opt. Call A3 4,779,045
5,665 5.000%, 12/01/37 No Opt. Call A3 5,760,682
Surprise, Arizona, Utility  System Revenue Bonds, Refunding
Senior Lien Series 2018:
500 5.000%, 7/01/35 7/28 at 100.00 AA+ 549,575
805 5.000%, 7/01/36 7/28 at 100.00 AA+ 879,833

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021, 4.000%,
7/01/40 - BAM Insured
7/31 at 100.00 AA $ 2,990,640
Total Utilities 42,744,825
Total Municipal Bonds
(cost $242,842,985) 234,768,662
Total Long-Term Investments
(cost $242,842,985) 234,768,662
Floating Rate Obligations - (4.9)%   (7,000,000)
AMTP Shares, Net - (61.6)% (7) (88,252,157)
Other Assets & Liabilities, Net - 2.6% 3,706,964
Net Assets Applicable to Common Shares - 100% $ 143,223,469
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 234,768,662 $ – $ 234,768,662
Total
$ – $ 234,768,662 $ – $ 234,768,662
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) AMTP Shares, Net as a percentage of Total Investments is 37.6%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.